NET SALES - Revenue Disaggregated by Products and Service Lines and Timing of Revenue Recognition (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 39,468,497	R$ 39,222,786	R$ 26,093,154
Elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(61,292)	(63,036)	(52,681)
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	26,304,981	28,037,078	17,119,624
Goods or services transferred at point in time [member] | Natural gas distribution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	15,737,450	17,854,412	10,675,465
Goods or services transferred at point in time [member] | Electricity trading [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		238,544	620,495
Goods or services transferred at point in time [member] | Lubricants, base oil and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,285,675	8,690,659	5,546,093
Goods or services transferred at point in time [member] | Lease and sale of property
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	743,411	834,616
Goods or services transferred at point in time [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	538,445	418,847	277,571
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,224,808	11,348,744	9,026,211
Goods or services transferred over time [member] | Railroad transportation services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,379,017	9,503,965	7,103,706
Goods or services transferred over time [member] | Container operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	558,699	337,543	1,020,176
Goods or services transferred over time [member] | Construction revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,494,141	1,217,818	335,965
Goods or services transferred over time [member] | Other services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 792,951	R$ 289,418	R$ 566,364